Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current income tax expenses	$ 21,008
Deferred income tax expenses
Total income tax expenses	21,008
Current income tax expenses
Deferred income tax (credit)			(77,649)
Total income tax (credit)			$ (77,649)